Statutory and other information - Fees and emoluments - executive director (Details) € in Thousands, Options in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2019	Mar. 31, 2022 EUR (€) Options	Mar. 31, 2021 EUR (€)	Mar. 31, 2020 EUR (€)
Disclosure of transactions between related parties [line items]
Bonus (performance and target-related)			€ 0
Total key management personnel compensation excluding share-based payments		€ 7,600	4,200	€ 7,600
Share based compensation		3,700	2,400	3,700
Total Directors' emoluments		11,300	6,600	11,300
Accounting charge for share-based payment transactions		8,600	3,600	7,000
Michael O Leary
Disclosure of transactions between related parties [line items]
Basic salary		500	250	500
Bonus (performance and target-related)		480		460
Total key management personnel compensation excluding share-based payments		980	250	960
Share based compensation		1,780	1,780	2,510
Total Directors' emoluments		2,760	2,030	3,470
Michael O Leary | CEO's 5-year contract from February 2019
Disclosure of transactions between related parties [line items]
Accounting charge for share-based payment transactions		€ 1,780	€ 1,780	€ 1,780
Number of unvested share options outstanding in share-based payment arrangement | Options		10
Share-based payment arrangement, term	5 years